Share-based payments - Former Chief Executive Officer Grant - Expense recognized in the statement of operations and other comprehensive income (loss) (Details) -New - Options granted to Dan Menichella - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
(Expense) / benefit recognized in the statement of operations and other comprehensive income (loss) in general and administrative expenses	€ (47)	€ (79)
Total	€ (1,764)	€ (1,080)